Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and contingencies [line items]
2026	$ 268,808
2027	157,314
2028	45,999
2029	39,715
2030	19,132
Total	$ 530,968